Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	Inventories:

	December 31, 2014	December 31, 2013
Purchased parts	$28,227	$23,228
Work-in-process	4,879	10,770
Finished goods	8,718	6,628
	$41,824	$40,626

During the year ended December 31, 2014, the Company recorded write-downs to net realizable value of approximately $2,102 (year ended December 31, 2013 - $4,925; year ended December 31, 2012 - $233).